Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 06, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated August 2, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024, as supplementedOn July 23, 2024, the Direxion Shares ETF Trust (the “Trust”) filed a supplement to the summary prospectuses, prospectus and SAI of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) to notify shareholders that the name of each Fund’s underlying index would change on or about August 16, 2024 from the Indxx Front of the Q Index to the Indxx Magnificent 7 Index (the “Index”).On August 1, 2024, the index provider informed the Trust that the name of the Index was changed to Indxx Magnificent 7 Index effective immediately. Therefore, all references to the Index in each Fund’s summary prospectus, prospectus and SAI are updated to reflect the new Index name effective immediately.
Direxion Daily Concentrated Qs Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated August 2, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024, as supplementedOn July 23, 2024, the Direxion Shares ETF Trust (the “Trust”) filed a supplement to the summary prospectuses, prospectus and SAI of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) to notify shareholders that the name of each Fund’s underlying index would change on or about August 16, 2024 from the Indxx Front of the Q Index to the Indxx Magnificent 7 Index (the “Index”).On August 1, 2024, the index provider informed the Trust that the name of the Index was changed to Indxx Magnificent 7 Index effective immediately. Therefore, all references to the Index in each Fund’s summary prospectus, prospectus and SAI are updated to reflect the new Index name effective immediately.
Direxion Daily Concentrated Qs Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated August 2, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024, as supplementedOn July 23, 2024, the Direxion Shares ETF Trust (the “Trust”) filed a supplement to the summary prospectuses, prospectus and SAI of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) to notify shareholders that the name of each Fund’s underlying index would change on or about August 16, 2024 from the Indxx Front of the Q Index to the Indxx Magnificent 7 Index (the “Index”).On August 1, 2024, the index provider informed the Trust that the name of the Index was changed to Indxx Magnificent 7 Index effective immediately. Therefore, all references to the Index in each Fund’s summary prospectus, prospectus and SAI are updated to reflect the new Index name effective immediately.
Direxion Daily Concentrated Qs Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated August 2, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024, as supplementedOn July 23, 2024, the Direxion Shares ETF Trust (the “Trust”) filed a supplement to the summary prospectuses, prospectus and SAI of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) to notify shareholders that the name of each Fund’s underlying index would change on or about August 16, 2024 from the Indxx Front of the Q Index to the Indxx Magnificent 7 Index (the “Index”).On August 1, 2024, the index provider informed the Trust that the name of the Index was changed to Indxx Magnificent 7 Index effective immediately. Therefore, all references to the Index in each Fund’s summary prospectus, prospectus and SAI are updated to reflect the new Index name effective immediately.